Note 3 - Inventories	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	2023	2024
Lubricants	2,538,342	2,820,330
Bunkers	-	370,810
Total	2,538,342	3,191,140